Condensed Consolidated Interim Cash Flow Statements € in Thousands	6 Months Ended
	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 EUR (€)
Operating activities
Net profit / (loss) for the period	€ (64,152)	€ (55,845)
Reversal of finance income	(16,270)	(288)
Reversal of finance expenses	11	7,956
Reversal of tax charge	(206)	(51)
Adjustments for:
Share-based payment	8,901	5,010
Depreciation and amortization	397	349
Changes in working capital:
Deposits	(822)	(11)
Trade receivables	171	(163)
Other receivables	(416)	(549)
Prepayments	973	(4,116)
Trade payables and other payables	12,839	2,504
Cash flows generated from / (used in) operations	(58,574)	(45,204)
Finance income received	2,004	288
Finance expenses paid	(11)	(55)
Income taxes received / (paid)	(270)	(196)
Cash flows from / (used in) operating activities	(56,851)	(45,167)
Investing activities
Acquisition of property, plant and equipment	(437)	(585)
Cash flows from / (used in) investing activities	(437)	(585)
Financing activities
Capital increase	213,390	644
Cost of capital increase	(13,118)
Cash flows from / (used in) financing activities	200,272	644
Increase / (decrease) in cash and cash equivalents	142,984	(45,108)
Cash and cash equivalents at January 1	195,351	180,329
Effect of exchange rate changes on balances held in foreign currencies	14,266	(7,901)
Cash and cash equivalents at June 30	352,601	€ 127,320
Restricted cash included in cash and cash equivalents	€ 5,468